Sep. 15, 2017

PIMCO Funds

Supplement dated September 15, 2017 to the
Asset Allocation Funds Prospectus dated July 28, 2017,
as supplemented from time to time (the "Prospectus"), and to the Statement of Additional Information
dated July 28, 2017, as supplemented from time to time (the "SAI")

Disclosure Related to the PIMCO All Asset Fund
and PIMCO All Asset All Authority Fund (the "Funds")

Effective immediately, the first and second sentences of the "Principal Investment Strategies" section of each Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds").

In addition, effective immediately, the "Model Risk" paragraph in the "Principal Risks—Certain Principal Risks of Underlying PIMCO Funds" section of each Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for a Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Fund

In addition, effective immediately, the following paragraphs are added to the "Principal Risks—Certain Principal Risks of Underlying PIMCO Funds" section of each Fund's Fund Summary in the Prospectus:

Tracking Error Risk: the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund's use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index

Indexing Risk: the risk that a Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index